Provisions and Contingent Liabilities - Summary of contingent liabilities (Parenthetical) (Detail)	Sep. 30, 2020	Dec. 31, 2019
Civil Provisions [Member]
Disclosure of contingent liabilities [line items]
Number of pending claims	592	6